Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
C000135035
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
C000012417
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 23,512	$ 22,815	$ 23,263	$ 22,976	$ 21,533	$ 22,213	$ 18,978	$ 16,879	$ 17,226	$ 16,384	$ 16,163	$ 14,281	$ 15,490	$ 17,897	$ 18,073	$ 17,227	$ 17,171	$ 16,260	$ 14,605	$ 12,067	$ 11,280	$ 9,598	$ 13,551	$ 12,530	$ 12,847	$ 12,297	$ 10,991	$ 13,038	$ 12,346	$ 12,246	$ 12,581	$ 12,066	$ 11,716	$ 11,318	$ 10,825	$ 10,316	$ 9,659	$ 9,498	$ 9,443	$ 8,966	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,593,616	3,239,173	3,383,731	3,304,130	3,120,442	2,992,261	2,706,559	2,423,243	2,505,250	2,303,846	2,143,170	1,992,515	2,094,796	2,496,810	2,617,160	2,357,226	2,343,586	2,159,015	2,033,450	1,813,181	1,664,548	1,380,871	1,717,458	1,574,639	1,548,343	1,484,456	1,306,187	1,510,390	1,402,264	1,355,711	1,366,081	1,280,964	1,226,033	1,189,305	1,121,287	1,079,985	1,039,927	1,015,005	1,001,507	935,616	1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	32,392	33,837	33,041	31,204	29,923	27,066	24,232	25,053	23,038	21,432	19,925	20,948	24,968	26,172	23,572	23,436	21,590	20,335	18,132	16,645	13,809	17,175	15,746	15,483	14,845	13,062	15,104	14,023	13,557	13,661	12,810	12,260	11,893	11,213	10,800	10,399	10,150	10,015	9,356	10,000
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,408,353	2,320,475	2,271,951	2,317,866	2,118,128	2,165,023	1,986,522	1,814,215	1,873,510	1,800,161	1,782,230	1,585,323	1,679,678	1,913,305	1,927,523	1,788,551	1,802,611	1,713,375	1,540,044	1,324,735	1,254,570	1,097,702	1,498,160	1,394,827	1,376,172	1,325,225	1,183,929	1,341,172	1,268,804	1,254,060	1,290,627	1,225,373	1,188,349	1,172,582	1,135,475	1,064,405	1,028,604	983,526	967,677	916,051	1,000,000
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,084	$ 23,205	$ 22,720	$ 23,179	$ 21,181	$ 21,650	$ 19,865	$ 18,142	$ 18,735	$ 18,002	$ 17,822	$ 15,853	$ 16,797	$ 19,133	$ 19,275	$ 17,886	$ 18,026	$ 17,134	$ 15,400	$ 13,247	$ 12,546	$ 10,977	$ 14,982	$ 13,948	$ 13,762	$ 13,252	$ 11,839	$ 13,412	$ 12,688	$ 12,541	$ 12,906	$ 12,254	$ 11,883	$ 11,726	$ 11,355	$ 10,644	$ 10,286	$ 9,835	$ 9,677	$ 9,161	$ 10,000